Financial Risk Management - Summary of Details Movement in Interest Rates in Respect of Income from Investments on Cash and Fixed Income Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Interest rate on cash and fixed income assets increase percentage points	70.00%	70.00%
Interest rate on cash and fixed income assets decrease percentage points	100.00%	100.00%